Risk management - Disclosure of concentrations by risk factor, trading risk (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of nature and extent of risks arising from financial instruments [line items]
Time horizon	1 day
Market risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR confidence level, percent	99.00%
ES confidence level, percent	97.50%
VaR	€ 18.7	€ 18.7	€ 13.5
Expected shortfall	16.9
Market risk | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	13.2	16.0	11.8
Expected shortfall	13.2
Market risk | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.5	6.4	5.0
Expected shortfall	5.3
Market risk | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	9.5	7.0
Expected shortfall	5.9
Market risk | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.6
Market risk | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.6
Market risk | Min | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.7
Market risk | Min | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2
Market risk | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	17.6	17.1	11.7
Market risk | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	15.0	12.7	9.4
Market risk | Average | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	6.9	4.0
Market risk | Average | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.6	9.0	7.3
Market risk | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	29.2
Market risk | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	28.2
Market risk | Max | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.9
Market risk | Max | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	16.5
Diversification effect
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(17.7)	(27.3)	(17.1)
Expected shortfall	(18.9)
Diversification effect | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(15.9)	(18.4)	(13.8)
Expected shortfall	(17.8)
Diversification effect | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(1.6)	(0.8)	(0.5)
Expected shortfall	(1.8)
Diversification effect | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(8.7)	(5.5)	(6.6)
Expected shortfall	(6.2)
Diversification effect | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(10.7)
Diversification effect | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(8.9)
Diversification effect | Min | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.4)
Diversification effect | Min | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(0.3)
Diversification effect | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(21.0)	(19.8)	(14.9)
Diversification effect | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(18.0)	(15.4)	(10.5)
Diversification effect | Average | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(1.7)	(1.1)	(0.7)
Diversification effect | Average | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(5.2)	(6.9)	(6.2)
Diversification effect | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(59.3)
Diversification effect | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(32.4)
Diversification effect | Max | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(6.3)
Diversification effect | Max | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	(28.7)
Interest rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	15.3	20.2	11.1
Expected shortfall	16.4
Interest rate | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.4	14.4	8.2
Expected shortfall	13.3
Interest rate | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8	6.6	5.0
Expected shortfall	4.9
Interest rate | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.0	6.5	5.6
Expected shortfall	3.8
Interest rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.2
Interest rate | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	9.0
Interest rate | Min | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.8
Interest rate | Min | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.8
Interest rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	16.5	17.0	12.2
Interest rate | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	13.3	12.0	9.1
Interest rate | Average | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.9	6.9	3.7
Interest rate | Average | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.2	8.8	7.3
Interest rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	23.0
Interest rate | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	19.2
Interest rate | Max | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.8
Interest rate | Max | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	18.1
Equities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	8.1	9.5	6.0
Expected shortfall	7.5
Equities | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.4	8.8	5.8
Expected shortfall	7.1
Equities | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.0	0.1	0.0
Expected shortfall	1.0
Equities | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.2	2.1	2.4
Expected shortfall	2.3
Equities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.4
Equities | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.7
Equities | Min | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1
Equities | Min | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2
Equities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.5	6.0	3.2
Equities | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.4	5.9	2.8
Equities | Average | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.8	0.2	0.2
Equities | Average | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.5	1.2	1.4
Equities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.8
Equities | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	11.0
Equities | Max | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2
Equities | Max | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.2
Exchange rate
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.3	5.9	4.8
Expected shortfall	5.8
Exchange rate | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.3	5.8	5.2
Expected shortfall	5.7
Exchange rate | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.3	0.5	0.5
Expected shortfall	1.2
Exchange rate | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	6.5	1.3	3.0
Expected shortfall	4.7
Exchange rate | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.3
Exchange rate | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.7
Exchange rate | Min | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2
Exchange rate | Min | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.4
Exchange rate | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.4	5.8	5.3
Exchange rate | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.3	5.1	3.5
Exchange rate | Average | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.8	0.9	0.8
Exchange rate | Average | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.6	2.7	3.2
Exchange rate | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	37.5
Exchange rate | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	19.7
Exchange rate | Max | Total North America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2
Exchange rate | Max | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	12.9
Credit spread
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.8	5.3	6.1
Expected shortfall	4.8
Credit spread | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	4.9	5.3	6.1
Expected shortfall	4.8
Credit spread | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.2
Credit spread | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	3.0
Credit spread | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.7	4.9	4.3
Credit spread | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	5.8	4.9	4.3
Credit spread | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.2
Credit spread | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	10.4
Commodities
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.9	5.1	2.6
Expected shortfall	1.3
Commodities | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1	0.1	0.3
Expected shortfall	0.1
Commodities | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	1.8	5.1	2.6
Expected shortfall	1.3
Commodities | Min
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2
Commodities | Min | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1
Commodities | Min | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.1
Commodities | Average
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.5	3.2	1.6
Commodities | Average | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.2	0.2	0.2
Commodities | Average | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	2.5	€ 3.2	€ 1.6
Commodities | Max
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	7.0
Commodities | Max | Total Europe
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	0.3
Commodities | Max | Total South America
Disclosure of nature and extent of risks arising from financial instruments [line items]
VaR	€ 7.0